Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value assets measured on recurring basis

		Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Springing Lien Notes	$1,331	$—	$964	$—
Senior Subordinated Notes	380	—	218	—
Second Lien Senior Secured Notes	184	—	207	—
Variable Rate Term Loans	735	—	687	—
Senior Secured Notes	250	—	253	—

Total	2,880	$—	$2,329	$—